Consolidated Statement of Cash Flows - USD ($)	6 Months Ended	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2023	Jun. 30, 2022	Jun. 30, 2021
Cash flows from operating activities
Receipts from customers (inclusive of consumption tax)	$ 4,095,716	$ 7,708,839	$ 6,173,683	$ 4,252,412
Payments to suppliers and employees (inclusive of consumption tax)	(22,516,447)	(45,629,733)	(37,928,213)	(10,841,804)
Interest received	18,242	1,621,201	8,314	26,120
Payment of borrowing costs	(898,461)	(1,872,154)	(1,465,946)	(169,675)
Government grants received	434,379	1,943,424	3,982,807	645,747
Net cash outflow from operating activities	(18,866,571)	(36,228,423)	(29,229,355)	(6,087,200)
Cash flows from investing activities
Payments for exploration assets	(18,534)	(13,665)	(74,041)	(88,149)
Payment of Escrow Funds	(934,628)		(14,520,001)
Proceeds from release of escrow funds	1,887,579	8,343,107	4,429,445
Payments for investments			(12,767,817)
Payments for intangibles			(27,686)
Payments for security deposits		(882,325)	(161,812)	(100,000)
Refunds of security deposit			10,000
Payments for property, plant and equipment	(24,497,314)	(19,182,131)	(83,688,360)	(19,489,363)
Net cash outflow from investing activities	(23,562,897)	(11,735,014)	(106,800,272)	(19,677,512)
Cash flows from financing activities
Proceeds on issue of shares	12,061	338,327	150,967,705	106,843,050
Payment of share issue expenses	(8,024)	(12,529)	(137,982)	(5,891,148)
Proceeds from convertible note issues		30,000,000
Payment of convertible notes issue expenses		(47,338)
Payment of withholding tax - Performance rights	(131,506)	(295,043)	(2,501,992)
Proceeds from borrowings		752,831	33,241,890	3,023,995
Principal elements of lease repayments	(166,741)	(353,378)	(308,405)	(141,844)
Repayment of borrowings	(483,620)	(1,073,082)	(573,445)	(64,464)
Net cash inflow (outflow) from financing activities	(777,830)	29,309,788	180,687,771	103,769,589
Net (decrease) increase in cash and cash equivalents	(43,207,298)	(18,653,649)	44,658,144	78,004,877
Effects of foreign currency	(490,892)	(1,671,638)	(4,522,034)	(2,093,901)
Cash and cash equivalents at the beginning of the year	142,737,362	99,039,172	102,601,252	26,690,276
Cash and cash equivalents at the end of the year	$ 99,039,172	$ 78,713,885	$ 142,737,362	$ 102,601,252